Note 17 - Debt (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	May 09, 2022	Jan. 25, 2022	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	[1]	Mar. 08, 2021
Gain (Loss) on Extinguishment of Debt				$ 0	$ (37,216)	[1]	$ (9,240)
Treasury Stock, Value, Reacquired		$ 170,900
Columbia Warrants [Member]
Warrant Liability, Reclassifications To Equity				$ 124,800
Cantor Loan [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)	26,050
Debt Instrument, Conversion Feature, Volume-Weighted Average Price (in dollars per share)		$ 8
Debt Instrument, Converted Instrument, Additional Shares Issued or Issuable (in shares)		197,005
Columbia Loan [Member]
Loans Payable									$ 40,100
Common Class A [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares)			1,250,000
Common Class A [Member] | Cantor Loan [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares)				788,021
Debt Instrument, Conversion Feature, Volume-Weighted Average Price (in dollars per share)		$ 10
Convertible Debt [Member]
Gain (Loss) on Extinguishment of Debt					$ 37,216
Convertible Debt [Member] | Common Class A [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)		17,980,954

[1]	Under IFRS, the redeemable Series X preferred shares and convertible notes contained conversion features that resulted in a bifurcated derivative component with changes in fair value recognized as gain or (loss). Under U.S. GAAP, the conversion features did not result in a material bifurcated embedded derivative, resulting in the elimination of the change in fair value of financial instruments, reduction in interest expense and preferred dividends expense, and increase in the gain (loss) on extinguishment of debt. Under IFRS, it was determined that the redeemable Series X preferred shares should be classified as a liability since there is a contractual obligation to deliver cash or another financial asset and certain conversion events being beyond our control. Under U.S. GAAP, it was determined that the redeemable Series X preferred shares should be classified as mezzanine equity since the shares are redeemable based on events outside of our control. Under IFRS, it was determined that the Columbia Warrant should be classified as equity since settlement would only occur by exchanging a fixed amount of cash for a fixed number of our own equity instruments. Changes in fair value are not recognized. Under U.S. GAAP, it was determined that the Columbia Warrant should be classified as a liability since the number and type of shares received could be different pre- and post- Merger. The Columbia Warrant is recorded at fair value with changes recognized in the Consolidated Statement of Operations and Comprehensive Loss. Additionally, the resulting gain (loss) on extinguishment of the amended convertible notes differed under IFRS versus U.S. GAAP.